Financial Instruments - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) R$ / shares	Dec. 31, 2024 USD ($) R$ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Transaction costs	R$ 18,928		R$ 19,626	R$ 30,420
Net liability position	R$ 617,478	$ 99,716
Maximum percentage of identified risk to cover by derivative financial instruments	100.00%
Cash, cash equivalents, and short-term financial investments	R$ 4,624,604
Sensitivity percentage of variation scenario	10.00%	10.00%	10.00%
DI [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	10.88%	10.88%
Notes in the foreign market [member]
Disclosure of detailed information about financial instruments [line items]
Transaction costs	R$ 7,807		R$ 10,116	12,405
Negative goodwill of notes in the foreign market	R$ 5,246		R$ 8,107	R$ 10,968
Brazilian real per US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | R$ / shares	6.4226
Closing foreign exchange rate | R$ / shares	6.1923	6.1923
Probable Scenario [member] | DI [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	14.77%	14.77%